Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Break down of Capital Structure Explanatory
The breakdown of the Group capital structure for capital management purposes is as follows:

	Year Ending December 31,
	2021	2020
Treasury shares	$(170,949)	$—
Additional paid-in capital	62,045	61,253
Other paid-in capital	12,432	2,464
Warrants	161,432	—
Foreign currency translation reserve	(86)	—
Retained earnings	(297,752)	(181,005)

Total equity	$(232,878)	$(117,288)

Current debt	$246,189	$125,085
Non-current debt	—	33,795

Total debt	$246,189	$158,880

Total capital management structure	$13,311	$41,592